INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2018
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Schedule of segment's profits and losses

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Search and Portal:
Revenues from external customers	66,591	79,901	96,977	1,395.9
Intersegment revenues	2,990	4,295	6,528	94.0
Depreciation and amortization	(8,608)	(9,859)	(10,248)	(147.5)
Adjusted operating income	20,859	28,567	38,511	554.4
E-commerce:
Revenues from external customers	4,718	4,968	1,697	24.4
Intersegment revenues	—	—	—	—
Depreciation and amortization	(72)	(54)	(11)	(0.2)
Adjusted operating income	1,363	1,556	(273)	(3.9)
Classifieds:
Revenues from external customers	1,270	2,060	3,717	53.5
Intersegment revenues	—	—	—	—
Depreciation and amortization	(19)	(53)	(67)	(1.0)
Adjusted operating income	(90)	74	(205)	(3.0)
Taxi:
Revenues from external customers	2,313	4,891	19,213	276.6
Intersegment revenues	—	—	—	—
Depreciation and amortization	(39)	(46)	(745)	(10.7)
Adjusted operating income	(2,125)	(8,009)	(4,530)	(65.2)
Media Services:
Revenues from external customers	648	1,187	1,909	27.5
Intersegment revenues	—	—	—	—
Depreciation and amortization	(100)	(99)	(71)	(1.0)
Adjusted operating income	(433)	(507)	(845)	(12.2)
Other Bets and Experiments:
Revenues from external customers	385	1,047	4,144	59.7
Intersegment revenues	—	—	—	—
Depreciation and amortization	(769)	(1,128)	(995)	(14.3)
Adjusted operating loss	(2,572)	(3,466)	(4,194)	(60.4)
Eliminations:
Revenues from external customers	—	—	—	—
Intersegment revenues	(2,990)	(4,295)	(6,528)	(94.0)
Depreciation and amortization	—	—	—	—
Adjusted operating income	—	—	—	—
Total:
Revenues from external customers	75,925	94,054	127,657	1,837.6
Intersegment revenues	—	—	—	—
Depreciation and amortization	(9,607)	(11,239)	(12,137)	(174.7)
Adjusted operating income	17,002	18,215	28,464	409.7

Schedule of reconciliation between adjusted operating income and net income

	2016	2017	2018	2018
	RUB	RUB	RUB	$

Adjusted operating income	17,002	18,215	28,464	409.7
Less: share-based compensation expense	(3,422)	(4,193)	(6,552)	(94.4)
Add: interest income	2,863	2,909	3,382	48.7
Less: interest expense	(1,208)	(897)	(945)	(13.6)
Less: other (loss)/income, net	(3,395)	(1,466)	2,922	42.0
Add: effect of Yandex.Market deconsolidation	—	—	28,244	406.6
Less: operating losses resulting from sanctions in Ukraine	—	(404)	—	—
Less: amortization of acquisition-related intangible assets	(488)	(379)	(1,007)	(14.4)
Less: compensation expense related to contingent consideration	(245)	(203)	(44)	(0.6)
Less: income tax expense	(4,324)	(4,926)	(8,603)	(123.9)
Net income	6,783	8,656	45,861	660.1

Schedule of components of revenues

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Online advertising revenues(1):
Yandex websites	52,888	65,149	78,696	1,132.8
Yandex ad network websites	19,691	22,251	24,041	346.1
Total online advertising revenues	72,579	87,400	102,737	1,478.9
Revenues of Taxi business	2,313	4,891	19,213	276.6
Other revenues	1,033	1,763	5,707	82.1
Total revenues	75,925	94,054	127,657	1,837.6
(1)

The Company records revenue net of VAT, sales agency commissions and bonuses and discounts. Because it is impractical to track commissions, bonuses and discounts for online advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions, bonuses and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

Schedule of long lived assets by geographic area

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Long-lived assets:
Russia	24,499	30,689	100,118	1,441.1
Finland	8,327	6,802	5,946	85.6
Rest of the world	1,546	587	900	13.0
Total long-lived assets	34,372	38,078	106,964	1,539.7